Capital and Capital Reserves (Details 1) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Grant date price investor warrants	$ 882	$ 4,495
Grant during the year	5,625	0
Changes in fair value through profit or loss	(1,564)	(3,800)
Effect of changes in exchange rate	47	187
Investor warrants as of the end of the period	$ 4,990	$ 882	$ 0